                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Avenue, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     15 February 2011
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 112,141,982
Form 13F Information Table Value Total: $ 607,859,558



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

12/31/2010                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)


A D C TELECOMMUNICATIONS	NOTE 3.500%	000886 AF 8	 3,300,000 	 3,300,000 	 X
AIRTRAN HLDGS INC		COM		00949P 10 8	 5,931,214 	 802,600 	 X
ALBERTO CULVER CO NEW		COM		013078 10 0	 12,365,841 	 333,851 	 X
ALCON INC			COM SHS		H01301 10 2	 48,163,784 	 294,760 	 X
APPLIED SIGNAL TECHNOLOGY IN	COM		038237 10 3	 13,947,726 	 368,111 	 X
ART TECHNOLOGY GROUP INC	COM		04289L 10 7	 40,509,537 	 6,774,170 	 X
AUSTRALIA ACQUISITION CORP	UNIT		G06368 12 3	 2,107,776 	 211,200 	 X
BALDOR ELEC CO			COM		057741 10 0	 9,329,920 	 148,000 	 X
BELL MICROPRODUCTS INC		NOTE 3.750%	078137 AC 0	 15,521,708	 15,483,000	 X
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	 40,832,550 	 339 		 X
BMP SUNSTONE CORP		COM		05569C 10 5	 20,810,514 	 2,099,951 	 X
BUCYRUS INTL INC NEW		COM		118759 10 9	 25,749,167 	 288,022 	 X
BUCYRUS INTL INC NEW		CALL		118759 90 9	 180,713 	 395 		 X
BUCYRUS INTL INC NEW		CALL		118759 90 9	 7,225 		 5 		 X
BUCYRUS INTL INC NEW		CALL		118759 90 9	 8,050 		 7 		 X
BUCYRUS INTL INC NEW		CALL		118759 90 9	 737,150 	 1,282 		 X
BUCYRUS INTL INC NEW		CALL		118759 90 9	 325,375 	 475 		 X
COMMSCOPE INC			COM		203372 10 7	 30,589,106 	 979,792 	 X
COMPELLENT TECHNOLOGIES INC	COM		20452A 10 8	 3,410,124 	 123,600 	 X
CPI INTERNATIONAL INC		COM		12618M 10 0	 2,767,708 	 143,034 	 X
CYPRESS BIOSCIENCES INC		COM PAR $.02	232674 50 7	 5,350,044 	 825,624 	 X
DEL MONTE FOODS CO		COM		24522P 10 3	 26,588,934 	 1,414,305 	 X
DIONEX CORP			COM		254546 10 4	 6,180,656 	 52,374 	 X
DYNAMEX INC			COM		26784F 10 3	 10,103,021 	 408,038 	 X
DYNEGY INC DEL			CALL		26817G 90 0	 20,405 	 77 		 X
J CREW GROUP INC		COM		46612H 40 2	 431,400 	 10,000 	 X
JO-ANN STORES INC		COM		47758P 30 7	 10,179,408 	 169,037 	 X
KING PHARMACEUTICALS INC	NOTE 1.250%	495582 AJ 7	 25,305,844	 25,465,000	 X
KING PHARMACEUTICALS INC	COM		495582 10 8	 22,339,093 	 1,589,971 	 X
KING PHARMACEUTICALS INC	CALL		495582 90 8	 49,075 	 302 		 X
L-1 IDENTITY SOLUTIONS INC	NOTE 3.750%	50212A AB 2	 25,454,988 	 25,506,000 	 X
L-1 IDENTITY SOLUTIONS INC	COM		50212A 10 6	 7,540,352 	 633,111 	 X
LASERCARD CORP			COM		51807U 10 1	 1,579,813 	 252,770 	 X
LDK SOLAR CO LTD		NOTE 4.750%	50183L AB 3	 9,875,000	 10,000,000	 X
MARSHALL & ILSLEY CORP NEW	COM		571837 10 3	 4,405,438 	 636,624 	 X
MARTEK BIOSCIENCES CORP		COM		572901 10 6	 2,417,143 	 77,225 	 X
MATRIXX INITIATIVES INC		COM		57685L 10 5	 1,248,704 	 147,601 	 X
MCAFEE INC			COM		579064 10 6	 52,508,038 	 1,133,838 	 X
MCAFEE INC			CALL		579064 90 6	 176,085 	 273 		 X
MCAFEE INC			CALL		579064 90 6	 7,500 		 50 		 X
MEDIACOM COMMUNICATIONS CORP	CL A		58446K 10 5	 14,335,924 	 1,692,553 	 X
MOTOROLA INC			COM		620076 10 9	 3,628,000 	 400,000 	 X
NOVARTIS A G			PUT		66987V 95 9	 110,000 	 500 		 X
NOVARTIS A G			PUT		66987V 95 9	 258,740 	 761 		 X
NOVELL INC			COM		670006 AC 9	 25,793,914 	 4,357,080 	 X
NU HORIZONS ELECTRS CORP	COM		669908 10 5	 7,652,160 	 1,096,298 	 X
PROMOTORA DE INFORMACIONES	ADR CLB CONV	74343G 30 3	 12,150,573	 1,273,645	 X
QWEST COMMUNICATIONS INTL IN	COM		749121 10 9	 17,448,208 	 2,292,800 	 X
STUDENT LN CORP			COM		863902 10 2	 34,094 	 1,051 		 X
SYNIVERSE HLDGS INC		COM		87163F 10 6	 21,215,607 	 687,702 	 X
SYNIVERSE HLDGS INC		CALL		87163F 90 6	 63,960 	 104 	 	 X
SYNIVERSE HLDGS INC		CALL		87163F 90 6	 500 		 50 		 X
SYNIVERSE HLDGS INC		CALL		87163F 90 6	 121,000 	 100 		 X
T-3 ENERGY SRVCS INC		COM		87306E 10 7	 13,979,334 	 350,975 	 X
VOLTAIRE LTD			ORD SHS		M97613 10 9	 2,711,317 	 313,447 	 X
ZIONS BANCORPORATION		PUT		989701 95 7	 102 		 102 		 X





			 					$607,859,558 	 112,141,982